Related Party Transactions	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions

6.   Related Party Transactions

At various times the majority shareholder pays the Company's liabilities.  The payments were initially recorded as an unsecured, non- interest bearing debt due to the shareholder. However, the shareholder forgave the debt owed to him as of December, 31 2016. The additional payments have been recorded as a contribution of capital since the shareholder does not have the intention of recovering the money.  The balance due to the shareholder was $0 and $6,080 as of December 31, 2016 and 2015, respectively.